Distribution Date:	12/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		CMBS Trustee	(302) 636-4140
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61690FAH6	1.433000%	55,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690FAJ2	2.739000%	66,500,000.00	33,608,360.79	0.00	76,711.08	0.00	0.00	76,711.08	33,608,360.79	32.32%	30.00%
A-SB	61690FAK9	3.040000%	84,700,000.00	59,896,076.50	1,408,388.32	151,736.73	0.00	0.00	1,560,125.05	58,487,688.18	32.32%	30.00%
A-3	61690FAL7	3.046000%	250,000,000.00	250,000,000.00	0.00	634,583.33	0.00	0.00	634,583.33	250,000,000.00	32.32%	30.00%
A-4	61690FAM5	3.306000%	318,826,000.00	318,826,000.00	0.00	878,365.63	0.00	0.00	878,365.63	318,826,000.00	32.32%	30.00%
A-S	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00	26.08%	24.50%
B	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00	19.56%	18.75%
C	61690FAS2	4.210455%	51,214,000.00	51,214,000.00	0.00	179,695.20	0.00	0.00	179,695.20	51,214,000.00	14.31%	14.13%
D	61690FAB9	4.210455%	62,287,000.00	62,287,000.00	0.00	218,547.18	0.00	0.00	218,547.18	62,287,000.00	7.94%	8.50%
E	61690FAC7	4.210455%	26,299,000.00	26,299,000.00	0.00	92,275.63	0.00	0.00	92,275.63	26,299,000.00	5.24%	6.13%
F	61690FAD5	4.210455%	13,841,000.00	13,841,000.00	0.00	115,371.20	0.00	0.00	115,371.20	13,841,000.00	3.82%	4.88%
G	61690FAE3	4.210455%	17,994,000.00	17,994,000.00	0.00	444,343.12	0.00	0.00	444,343.12	17,994,000.00	1.98%	3.25%
H	61690FAT0	4.210455%	35,989,016.00	19,354,888.29	0.00	0.00	0.00	0.00	0.00	19,354,888.29	0.00%	0.00%
V	61690FAF0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690FAG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,324,018.00	977,894,325.58	1,408,388.32	3,178,387.49	0.00	0.00	4,586,775.81	976,485,937.26

Notional Certificates
X-A	61690FAN3	1.021233%	836,029,000.00	723,233,437.29	0.00	615,491.81	0.00	0.00	615,491.81	721,825,048.97
X-B	61690FAA1	0.327455%	63,671,000.00	63,671,000.00	0.00	17,374.49	0.00	0.00	17,374.49	63,671,000.00
Notional SubTotal			899,700,000.00	786,904,437.29	0.00	632,866.30	0.00	0.00	632,866.30	785,496,048.97

Deal Distribution Total					1,408,388.32	3,811,253.79	0.00	0.00	5,219,642.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690FAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690FAJ2	505.38888406	0.00000000	1.15355008	0.00000000	0.00000000	0.00000000	0.00000000	1.15355008	505.38888406
A-SB	61690FAK9	707.15556671	16.62796128	1.79146080	0.00000000	0.00000000	0.00000000	0.00000000	18.41942208	690.52760543
A-3	61690FAL7	1,000.00000000	0.00000000	2.53833332	0.00000000	0.00000000	0.00000000	0.00000000	2.53833332	1,000.00000000
A-4	61690FAM5	1,000.00000000	0.00000000	2.75500000	0.00000000	0.00000000	0.00000000	0.00000000	2.75500000	1,000.00000000
A-S	61690FAP8	1,000.00000000	0.00000000	2.96749996	0.00000000	0.00000000	0.00000000	0.00000000	2.96749996	1,000.00000000
B	61690FAQ6	1,000.00000000	0.00000000	3.23583327	0.00000000	0.00000000	0.00000000	0.00000000	3.23583327	1,000.00000000
C	61690FAS2	1,000.00000000	0.00000000	3.50871246	0.00000000	0.00000000	0.00000000	0.00000000	3.50871246	1,000.00000000
D	61690FAB9	1,000.00000000	0.00000000	3.50871257	0.00000000	0.00000000	0.00000000	0.00000000	3.50871257	1,000.00000000
E	61690FAC7	1,000.00000000	0.00000000	3.50871250	0.00000000	0.00000000	0.00000000	0.00000000	3.50871250	1,000.00000000
F	61690FAD5	1,000.00000000	0.00000000	8.33546709	(4.82675457)	0.00000000	0.00000000	0.00000000	8.33546709	1,000.00000000
G	61690FAE3	1,000.00000000	0.00000000	24.69396021	(21.18524786)	31.69805713	0.00000000	0.00000000	24.69396021	1,000.00000000
H	61690FAT0	537.79987455	0.00000000	0.00000000	1.88698518	66.08397851	0.00000000	0.00000000	0.00000000	537.79987455
V	61690FAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690FAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690FAN3	865.08175828	0.00000000	0.73620868	0.00000000	0.00000000	0.00000000	0.00000000	0.73620868	863.39714169
X-B	61690FAA1	1,000.00000000	0.00000000	0.27287918	0.00000000	0.00000000	0.00000000	0.00000000	0.27287918	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	76,711.08	0.00	76,711.08	0.00	0.00	0.00	76,711.08	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	151,736.73	0.00	151,736.73	0.00	0.00	0.00	151,736.73	0.00
A-3	11/01/21 - 11/30/21	30	0.00	634,583.33	0.00	634,583.33	0.00	0.00	0.00	634,583.33	0.00
A-4	11/01/21 - 11/30/21	30	0.00	878,365.63	0.00	878,365.63	0.00	0.00	0.00	878,365.63	0.00
X-A	11/01/21 - 11/30/21	30	0.00	615,491.81	0.00	615,491.81	0.00	0.00	0.00	615,491.81	0.00
X-B	11/01/21 - 11/30/21	30	0.00	17,374.49	0.00	17,374.49	0.00	0.00	0.00	17,374.49	0.00
A-S	11/01/21 - 11/30/21	30	0.00	180,729.65	0.00	180,729.65	0.00	0.00	0.00	180,729.65	0.00
B	11/01/21 - 11/30/21	30	0.00	206,028.74	0.00	206,028.74	0.00	0.00	0.00	206,028.74	0.00
C	11/01/21 - 11/30/21	30	0.00	179,695.20	0.00	179,695.20	0.00	0.00	0.00	179,695.20	0.00
D	11/01/21 - 11/30/21	30	0.00	218,547.18	0.00	218,547.18	0.00	0.00	0.00	218,547.18	0.00
E	11/01/21 - 11/30/21	30	0.00	92,275.63	0.00	92,275.63	0.00	0.00	0.00	92,275.63	0.00
F	11/01/21 - 11/30/21	30	66,807.11	48,564.09	0.00	48,564.09	(66,807.11)	0.00	0.00	115,371.20	0.00
G	11/01/21 - 11/30/21	30	951,582.19	63,135.77	0.00	63,135.77	(381,207.35)	0.00	0.00	444,343.12	570,374.84
H	11/01/21 - 11/30/21	30	2,310,386.62	67,910.74	0.00	67,910.74	67,910.74	0.00	0.00	0.00	2,378,297.36
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,328,775.92	3,431,150.07	0.00	3,431,150.07	(380,103.72)	0.00	0.00	3,811,253.79	2,948,672.20

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690FAS2	4.210455%	51,214,000.00	51,214,000.00	0.00	179,695.20	0.00	0.00	179,695.20	51,214,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			175,788,000.03	175,788,000.00	0.00	566,453.59	0.00	0.00	566,453.59	175,788,000.00

Exchangeable Certificate Details
PST	61690FAR4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	5,219,642.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,449,375.73	Master Servicing Fee	12,934.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,723.68
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	407.46
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,949.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,449,375.73	Total Fees	18,225.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,408,388.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(392,986.40)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,882.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,408,388.32	Total Expenses/Reimbursements	(380,103.72)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,811,253.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,408,388.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,219,642.11
Total Funds Collected	4,857,764.05	Total Funds Distributed	4,857,764.04

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	977,894,325.58	977,894,325.58	Beginning Certificate Balance	977,894,325.58
(-) Scheduled Principal Collections	1,408,388.32	1,408,388.32	(-) Principal Distributions	1,408,388.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	976,485,937.26	976,485,937.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	979,229,210.84	979,229,210.84	Ending Certificate Balance	976,485,937.26
Ending Actual Collateral Balance	977,884,935.81	977,884,935.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP
10,000,000 or less	41	225,386,104.62	23.08%	39	4.2977	1.684113	1.30 or less	13	292,785,559.89	29.98%	31	4.3884	0.312325
10,000,001 to 20,000,000	11	145,739,094.07	14.92%	39	4.3740	1.882621	1.31 to 1.40	5	113,088,384.79	11.58%	39	4.2809	1.334999
20,000,001 to 30,000,000	4	104,247,836.23	10.68%	38	3.9832	1.907454	1.41 to 1.50	10	94,292,534.95	9.66%	39	4.4541	1.430917
30,000,001 to 40,000,000	2	63,936,669.86	6.55%	39	4.0035	1.427663	1.51 to 1.60	3	58,380,769.66	5.98%	39	4.0947	1.552790
40,000,001 to 50,000,000	1	41,766,146.85	4.28%	(21)	4.7180	0.681900	1.61 to 1.70	5	121,980,484.62	12.49%	39	3.9925	1.616173
50,000,001 to 70,000,000	1	58,638,375.23	6.01%	40	4.8900	(0.167900)	1.71 to 1.80	5	28,812,681.73	2.95%	38	4.2859	1.778139
70,000,001 to 80,000,000	2	155,000,000.00	15.87%	40	4.0733	0.408123	1.81 to 1.90	3	27,889,632.13	2.86%	39	4.1541	1.835912
80,000,000 or greater	1	100,000,000.00	10.24%	39	3.9500	1.612000	1.91 to 2.10	4	23,373,853.61	2.39%	40	4.3308	2.007088
Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 to 2.30	2	7,925,750.95	0.81%	39	4.2190	2.268150
							2.31 to 2.40	1	6,573,793.35	0.67%	39	3.9000	2.340600
							2.41 to 2.50	6	47,260,504.07	4.84%	39	4.1992	2.516076
							2.51 to 4.10	5	68,850,277.11	7.05%	37	3.7762	2.947157
							4.11 or greater	1	3,500,000.00	0.36%	38	4.1000	4.998900
							Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	81,771,710.40	8.37%	36	4.2273	NAP	Totals	86	976,485,937.26	100.00%	36	4.2327	1.349062
Arizona	1	9,334,232.21	0.96%	39	4.2800	1.403300
									Property Type³
Arkansas	3	28,028,440.96	2.87%	39	4.2545	1.747289
California	13	124,780,508.66	12.78%	39	4.2317	2.128936		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	33,014,512.41	3.38%	39	3.9600	1.271400		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	16,913,783.90	1.73%	38	4.0721	1.793589	Defeased	16	81,771,710.40	8.37%	36	4.2273	NAP
Illinois	9	143,883,031.15	14.73%	39	4.1314	1.499311	Industrial	3	41,343,115.90	4.23%	39	4.0104	1.410965
Indiana	1	2,262,374.61	0.23%	39	4.6800	1.464900	Lodging	9	222,744,541.31	22.81%	28	4.5023	0.181617
Louisiana	1	4,150,623.76	0.43%	39	4.3000	1.870400	Mixed Use	3	42,835,340.33	4.39%	38	4.5888	1.523092
Maryland	1	9,535,761.43	0.98%	40	4.3200	1.858900	Multi-Family	9	79,346,231.27	8.13%	38	4.1248	1.775922
Michigan	3	18,368,073.93	1.88%	39	4.5890	1.380222	Office	7	81,696,480.77	8.37%	37	3.9503	2.321525
Missouri	1	6,215,632.50	0.64%	40	4.2000	0.946700	Other	1	100,000,000.00	10.24%	39	3.9500	1.612000
Nebraska	1	8,459,227.24	0.87%	40	4.2000	1.462500	Retail	37	323,248,517.28	33.10%	40	4.2162	1.589705
Nevada	3	7,179,635.17	0.74%	40	4.4892	2.510487	Self Storage	1	3,500,000.00	0.36%	38	4.1000	4.998900
New Jersey	2	18,789,224.08	1.92%	39	4.2964	1.792447	Totals	86	976,485,937.26	100.00%	36	4.2327	1.349062
New York	4	165,923,722.98	16.99%	39	4.0665	0.470832
North Carolina	3	35,822,957.32	3.67%	38	4.5676	1.101937
Ohio	5	16,398,474.89	1.68%	39	4.4053	1.577191
Oklahoma	1	14,842,157.31	1.52%	35	4.7400	1.387900
Pennsylvania	3	29,502,741.99	3.02%	40	4.1444	1.540673
Texas	7	126,742,246.32	12.98%	20	4.7066	0.535335
Utah	1	5,316,103.10	0.54%	39	4.2600	1.677700
Virginia	1	30,922,157.45	3.17%	38	4.0500	1.594500
Washington	2	8,328,603.49	0.85%	40	4.2100	1.964200
Washington, DC	1	30,000,000.00	3.07%	35	3.1663	3.178300

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP
	3.500% or less	1	30,000,000.00	3.07%	35	3.1663	3.178300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	172,810,242.58	17.70%	39	3.9563	1.617227	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	43	498,890,279.72	51.09%	39	4.1887	1.355636	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	11	187,917,191.39	19.24%	25	4.7513	0.691735	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	5,096,513.17	0.52%	40	5.1500	1.185900	49 months or greater	63	894,714,226.86	91.63%	36	4.2332	1.326869
	Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062	Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP
	60 months or less	63	894,714,226.86	91.63%	36	4.2332	1.326869	Interest Only	6	299,500,000.00	30.67%	39	3.9447	1.229029
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	13	92,642,903.73	9.49%	39	4.3080	1.488261
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	44	502,571,323.13	51.47%	34	4.3913	1.355425
	Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	81,771,710.40	8.37%	36	4.2273	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	59	757,864,065.12	77.61%	39	4.2148	1.354446
	13 to 24 months	4	136,850,161.74	14.01%	21	4.3347	1.174154
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	976,485,937.26	100.00%	36	4.2327	1.349062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1443417	98	Chicago	IL	Actual/360	3.950%	329,166.67	0.00	0.00	03/05/25	03/05/45	--	100,000,000.00	100,000,000.00	12/05/21
2	1442224	RT	Port Chester	NY	Actual/360	4.130%	275,333.33	0.00	0.00	N/A	04/01/25	--	80,000,000.00	80,000,000.00	08/01/21
3	453000246	LO	New York	NY	Actual/360	4.013%	250,806.45	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	12/01/21
4	303591004	LO	Irving	TX	Actual/360	4.890%	239,399.42	109,949.05	0.00	N/A	04/01/25	--	58,748,324.28	58,638,375.23	12/01/21
5	300801214	LO	Houston	TX	Actual/360	4.718%	164,488.48	70,684.94	0.00	N/A	03/01/20	--	41,836,831.79	41,766,146.85	03/01/20
6	1443248	IN	Cheshire	CT	Actual/360	3.960%	109,463.49	156,241.37	0.00	N/A	03/01/25	--	33,170,753.78	33,014,512.41	12/01/21
7	300801191	MF	Petersburg	VA	Actual/360	4.050%	104,565.38	60,178.33	0.00	N/A	02/01/25	--	30,982,335.78	30,922,157.45	12/01/21
8	303591008	OF	Washington	DC	Actual/360	3.166%	79,158.33	0.00	0.00	N/A	11/04/24	--	30,000,000.00	30,000,000.00	12/04/21
9	303591009	RT	Philadelphia	PA	Actual/360	4.140%	85,335.76	51,581.34	0.00	N/A	04/01/25	--	24,735,002.96	24,683,421.62	12/01/21
10	303591010	MU	Charlotte	NC	Actual/360	4.650%	98,068.43	43,731.69	0.00	N/A	01/01/25	--	25,307,982.95	25,264,251.26	12/01/21
11	300801234	RT	Port Hueneme	CA	Actual/360	4.139%	83,944.39	37,421.48	0.00	N/A	04/01/25	--	24,337,584.83	24,300,163.35	12/01/21
12	695100469	RT	Little Rock	AR	Actual/360	4.370%	72,720.11	35,436.06	0.00	N/A	04/06/25	--	19,968,910.12	19,933,474.06	12/06/21
13	303591013	LO	Alsip	IL	Actual/360	4.570%	55,408.11	28,882.64	0.00	N/A	02/01/25	--	14,549,176.05	14,520,293.41	12/01/21
14	300801113	OF	Oklahoma City	OK	Actual/360	4.740%	58,721.30	23,994.55	0.00	N/A	11/01/24	--	14,866,151.86	14,842,157.31	12/01/21
15	300801238	LO	Visalia	CA	Actual/360	4.464%	48,310.49	25,858.14	0.00	N/A	04/01/25	--	12,986,690.91	12,960,832.77	12/01/21
16	1443449	MF	Jacksonville	FL	Actual/360	4.000%	47,419.55	22,617.27	0.00	N/A	02/01/25	--	14,225,864.21	14,203,246.94	12/01/21
17	695100467	MH	Mesa	AZ	Actual/360	4.351%	49,745.23	22,943.89	0.00	N/A	01/06/25	--	13,719,668.79	13,696,724.90	12/06/21
19	303591019	RT	Various	IL	Actual/360	4.720%	46,770.54	33,372.90	0.00	N/A	04/01/25	--	11,890,815.49	11,857,442.59	12/01/21
20	1443269	MF	Modesto	CA	Actual/360	3.940%	44,702.47	21,652.31	0.00	N/A	04/01/25	--	13,614,964.65	13,593,312.34	12/01/21
21	695100450	OF	Mount Laurel	NJ	Actual/360	4.400%	45,203.11	24,903.42	0.00	N/A	03/06/25	--	12,328,120.73	12,303,217.31	11/06/21
22	695100462	RT	Salinas	CA	Actual/360	4.300%	46,718.50	19,594.27	0.00	N/A	03/06/25	--	13,037,720.87	13,018,126.60	12/06/21
24	695100451	SS	Various	TN	Actual/360	4.245%	44,077.32	18,902.69	0.00	N/A	03/06/24	--	12,460,020.08	12,441,117.39	12/06/21
25	300801203	IN	Various	Various	Actual/360	4.150%	37,776.86	23,765.57	0.00	N/A	03/01/25	--	10,923,429.27	10,899,663.70	12/01/21
26	303591026	RT	Clifton Park	NY	Actual/360	3.970%	21,121.55	12,176.57	0.00	N/A	02/01/25	--	6,384,348.23	6,372,171.66	12/01/21
27	303591027	RT	Clifton Park	NY	Actual/360	3.970%	15,086.82	8,697.55	0.00	N/A	02/01/25	--	4,560,248.87	4,551,551.32	12/01/21
28	303591028	RT	Cathedral City	CA	Actual/360	4.060%	34,998.85	21,817.22	0.00	N/A	04/01/25	--	10,344,488.24	10,322,671.02	12/01/21
29	300801228	MF	Indianapolis	IN	Actual/360	4.500%	40,672.43	18,863.09	0.00	N/A	04/01/25	--	10,845,981.59	10,827,118.50	12/01/21
30	300801205	RT	Phoenix	AZ	Actual/360	4.280%	33,391.05	27,743.62	0.00	N/A	03/01/25	--	9,361,975.83	9,334,232.21	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	300801224	MF	Houston	TX	Actual/360	4.200%	37,779.47	16,501.44	0.00	N/A	03/01/25	--	10,794,133.50	10,777,632.06	12/01/21
32	300801226	RT	Santa Ana	CA	Actual/360	4.156%	38,096.67	0.00	0.00	N/A	03/01/25	--	11,000,000.00	11,000,000.00	12/01/21
33	303591033	OF	Laurel	MD	Actual/360	4.320%	34,398.66	19,422.39	0.00	N/A	04/01/25	--	9,555,183.82	9,535,761.43	12/01/21
34	300801193	RT	Fullerton	CA	Actual/360	4.420%	34,636.52	19,071.38	0.00	N/A	02/01/25	--	9,403,581.24	9,384,509.86	12/01/21
35	303591035	MU	Southfield	MI	Actual/360	4.750%	34,983.20	24,879.12	0.00	N/A	03/01/25	--	8,837,861.36	8,812,982.24	12/01/21
36	300801209	MU	Westminster	CA	Actual/360	4.250%	31,082.44	18,111.55	0.00	N/A	03/01/25	--	8,776,218.38	8,758,106.83	12/01/21
38	303591038	RT	Westminster	CA	Actual/360	4.120%	29,348.59	17,876.44	0.00	N/A	04/01/25	--	8,548,132.43	8,530,255.99	12/01/21
39	303591039	IN	Various	WA	Actual/360	4.210%	29,279.97	17,232.13	0.00	N/A	04/01/25	--	8,345,835.62	8,328,603.49	12/01/21
40	300801235	LO	Troy	MI	Actual/360	4.459%	29,541.51	15,841.18	0.00	N/A	04/01/25	--	7,950,169.89	7,934,328.71	12/01/21
41	695100464	RT	Charlotte	NC	Actual/360	4.435%	28,824.51	15,675.99	0.00	N/A	03/06/25	--	7,799,191.46	7,783,515.47	12/06/21
42	300801237	RT	Bellevue	NE	Actual/360	4.200%	29,652.42	12,892.07	0.00	N/A	04/01/25	--	8,472,119.31	8,459,227.24	12/01/21
43	300801216	IN	Pinellas Park	FL	Actual/360	4.080%	27,535.97	14,208.60	0.00	N/A	03/01/25	--	8,098,815.09	8,084,606.49	12/01/21
44	303591044	MF	Various	OH	Actual/360	4.250%	28,204.32	14,102.51	0.00	N/A	02/01/25	--	7,963,573.89	7,949,471.38	12/01/21
46	303591046	RT	Little Rock	AR	Actual/360	3.970%	26,823.71	12,955.65	0.00	N/A	02/01/25	--	8,107,922.55	8,094,966.90	12/01/21
47	1443508	OF	Palo Alto	CA	Actual/360	3.900%	21,430.98	20,355.50	0.00	N/A	03/01/25	--	6,594,148.85	6,573,793.35	12/01/21
48	303591048	RT	Freehold	NJ	Actual/360	4.100%	22,207.64	13,790.64	0.00	N/A	02/01/25	--	6,499,797.41	6,486,006.77	12/01/21
49	1443566	RT	Marina del Rey	CA	Actual/360	4.080%	22,257.71	11,485.01	0.00	N/A	03/01/25	--	6,546,386.50	6,534,901.49	12/01/21
50	303591050	MF	Independence	MO	Actual/360	4.200%	21,792.05	10,666.46	0.00	N/A	04/01/25	--	6,226,298.96	6,215,632.50	12/01/21
51	303591051	RT	Pickerington	OH	Actual/360	4.400%	22,487.33	9,060.61	0.00	N/A	03/01/25	--	6,132,908.67	6,123,848.06	12/01/21
52	303591052	OF	Chicago	IL	Actual/360	4.250%	20,333.35	10,166.92	0.00	N/A	02/01/25	--	5,741,181.33	5,731,014.41	12/01/21
54	303591054	LO	Pismo Beach	CA	Actual/360	5.150%	21,931.21	13,670.55	0.00	N/A	04/01/25	--	5,110,183.72	5,096,513.17	12/01/21
55	300801207	MF	Provo	UT	Actual/360	4.260%	18,906.46	9,660.02	0.00	N/A	03/01/25	--	5,325,763.12	5,316,103.10	12/01/21
56	300801227	SS	Marietta	GA	Actual/360	4.050%	15,582.23	14,025.33	0.00	N/A	03/01/25	--	4,616,957.34	4,602,932.01	12/01/21
57	303591057	RT	Santa Clarita	CA	Actual/360	4.010%	16,076.44	10,270.48	0.00	N/A	03/01/25	--	4,810,904.71	4,800,634.23	12/01/21
58	300801211	RT	Pearland	TX	Actual/360	4.500%	17,209.33	9,138.31	0.00	N/A	03/01/25	--	4,589,155.92	4,580,017.61	12/01/21
59	695100463	LO	Carbondale	IL	Actual/360	4.610%	17,332.60	8,842.75	0.00	N/A	03/06/25	--	4,511,738.47	4,502,895.72	12/06/21
60	303591060	RT	League City	TX	Actual/360	4.180%	16,307.90	8,084.63	0.00	N/A	03/01/25	--	4,681,693.60	4,673,608.97	12/01/21
61	1442372	RT	New Orleans	LA	Actual/360	4.300%	14,917.18	12,309.90	0.00	N/A	03/01/25	--	4,162,933.66	4,150,623.76	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
62	300801204	MF	Noblesville	IN	Actual/360	4.170%	15,879.88	7,021.71	0.00	N/A	03/01/25	--	4,569,750.11	4,562,728.40	12/01/21
63	1443538	RT	Las Vegas	NV	Actual/360	4.450%	15,065.56	8,105.50	0.00	N/A	04/01/25	--	4,062,623.95	4,054,518.45	12/01/21
64	303591064	MF	Mascoutah	IL	Actual/360	4.400%	14,556.54	7,977.70	0.00	N/A	04/01/25	--	3,969,965.54	3,961,987.84	12/01/21
65	695100470	RT	Houston	TX	Actual/360	4.450%	13,100.49	7,048.26	0.00	N/A	04/06/25	--	3,532,716.28	3,525,668.02	12/06/21
66	300801232	RT	Wilkesboro	NC	Actual/360	4.190%	9,751.82	17,694.27	0.00	N/A	04/01/25	--	2,792,884.86	2,775,190.59	12/01/21
67	303591067	RT	Las Vegas	NV	Actual/360	4.540%	11,846.81	6,199.54	0.00	N/A	03/01/25	--	3,131,316.26	3,125,116.72	12/01/21
68	300801196	SS	Los Angeles	CA	Actual/360	4.100%	11,958.33	0.00	0.00	N/A	02/01/25	--	3,500,000.00	3,500,000.00	12/01/21
69	303591069	MF	Augusta	GA	Actual/360	4.930%	12,609.37	5,710.41	0.00	N/A	04/01/22	--	3,069,217.08	3,063,506.67	12/01/21
70	303591070	RT	Harvard	IL	Actual/360	4.400%	12,152.33	4,873.54	0.00	N/A	04/01/25	--	3,314,270.72	3,309,397.18	12/01/21
71	300801215	RT	Canonsburg	PA	Actual/360	4.230%	9,331.38	7,887.33	0.00	N/A	03/01/25	--	2,647,199.05	2,639,311.72	12/01/21
72	1443085	OF	Niceville	FL	Actual/360	4.450%	10,072.13	5,543.15	0.00	N/A	12/01/24	--	2,716,080.11	2,710,536.96	12/01/21
73	300801213	RT	Irving	TX	Actual/360	4.180%	9,703.20	4,810.35	0.00	N/A	03/01/25	--	2,785,607.93	2,780,797.58	12/01/21
74	300801233	LO	Bucyrus	OH	Actual/360	4.950%	9,617.58	6,378.64	0.00	N/A	04/01/25	--	2,331,534.09	2,325,155.45	12/01/21
75	300801202	RT	Lebanon	IN	Actual/360	4.680%	8,848.36	6,436.30	0.00	N/A	03/01/25	--	2,268,810.91	2,262,374.61	12/01/21
76	300801210	RT	Lansdale	PA	Actual/360	4.091%	7,454.56	6,613.32	0.00	N/A	03/01/25	--	2,186,621.97	2,180,008.65	12/01/21
77	300801206	RT	Midland	MI	Actual/360	4.350%	5,892.60	4,780.78	0.00	N/A	03/01/25	--	1,625,543.76	1,620,762.98	12/01/21
Totals							3,449,375.73	1,408,388.32	0.00				977,894,325.58	976,485,937.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,811,377.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,987,244.00	1,904,503.00	01/01/20	03/31/20	--	0.00	0.00	1,116,977.76	1,116,977.76	488,809.18	0.00
3	(3,365,592.00)	(792,761.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,191,386.55	(567,570.02)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,443,968.00	0.00	--	--	12/13/21	10,459,207.95	1,574,497.63	193,594.58	3,277,939.18	0.00	0.00
6	4,507,065.58	3,373,468.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,058,498.28	3,236,378.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	16,439,844.00	17,584,213.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,117,135.68	1,907,273.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,478,493.97	1,943,245.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,882,149.86	1,471,020.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,504,363.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,147.47	684,582.29	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,586,420.35	1,064,556.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,407,619.36	2,618,835.19	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,157,585.28	1,186,168.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,351,336.95	1,142,922.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,569,948.00	1,206,686.35	01/01/20	09/30/20	--	0.00	0.00	70,003.80	70,003.80	0.00	0.00
22	1,523,711.85	1,705,215.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	563,550.00	422,662.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	366,863.27	286,370.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,759,557.76	1,357,536.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,008,429.64	549,596.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,682,621.82	1,425,642.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,275,453.70	1,021,805.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,220,672.39	951,326.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	848,186.77	551,990.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	940,443.00	785,486.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,139,416.09	930,329.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,375,545.87	1,144,473.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	946,105.99	310,900.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	812,703.68	741,519.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	441,547.16	21,057.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	844,861.64	628,114.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	994,328.27	454,071.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,235,520.81	955,487.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,190,075.61	935,630.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	655,949.50	421,962.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	674,329.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	559,623.97	306,173.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	498,240.00	506,100.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	892,758.86	495,167.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	585,648.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	492,303.30	291,763.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	770,131.18	568,710.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	405,916.16	62,712.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	172,657.60	536,502.29	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	472,982.14	414,908.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	709,535.80	343,449.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	686,727.30	599,217.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	503,799.39	406,119.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	355,250.00	266,437.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	529,776.78	389,677.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	513,472.63	383,620.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	740,458.71	552,027.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	277,440.00	277,440.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	375,343.54	281,508.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	336,126.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	264,754.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	251,539.24	454,845.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	268,690.00	201,517.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	288,614.45	216,468.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	330,750.00	248,062.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	89,413,041.65	62,871,493.96				10,459,207.95	1,574,497.63	1,380,576.14	4,464,920.74	488,809.18	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.232673%	4.180416%	36
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.232820%	4.180586%	37
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.232954%	4.160316%	38
09/17/21	1	12,376,156.36	0	0.00	0	0.00	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	4.233099%	4.180908%	39
08/17/21	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.233230%	4.181061%	40
07/16/21	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.233361%	4.160872%	41
06/17/21	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,539,286.49	4.233503%	4.161065%	42
05/17/21	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236549%	4.164474%	43
04/16/21	1	75,000,000.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236690%	4.164665%	44
03/17/21	1	75,000,000.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236817%	4.164839%	45
02/18/21	2	89,798,865.87	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236981%	4.165057%	46
01/15/21	1	75,000,000.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.237106%	4.165228%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	300801214	03/01/20	20	5	193,594.58	3,277,939.18	10,136.07	43,140,242.81	02/04/20	13
21	695100450	11/06/21	0	B	70,003.80	70,003.80	0.00	12,328,120.73
Totals					263,598.38	3,347,942.98	10,136.07	55,468,363.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		41,766,147	0	41,766,147		0
0 - 6 Months		3,063,507	3,063,507	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		59,993,812	59,993,812	0		0
37 - 48 Months		771,662,472	771,662,472	0		0
49 - 60 Months		0	0	0		0
> 60 Months		100,000,000	100,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	976,485,937	934,719,790	0	0	41,766,147	0
Nov-21	977,894,326	936,057,494	0	0	41,836,832	0
Oct-21	979,215,623	937,313,853	0	0	41,901,770	0
Sep-21	980,614,190	926,266,110	12,376,156	0	41,971,924	0
Aug-21	981,925,377	859,889,062	0	0	122,036,315	0
Jul-21	983,231,691	861,131,245	0	0	122,100,446	0
Jun-21	984,615,811	862,445,989	0	0	122,169,822	0
May-21	991,461,051	869,227,638	0	0	122,233,413	0
Apr-21	992,845,859	795,543,591	75,000,000	0	122,302,268	0
Mar-21	994,141,804	796,776,481	75,000,000	0	122,365,323	0
Feb-21	995,685,084	783,441,475	89,798,866	0	122,444,743	0
Jan-21	996,970,461	799,463,240	75,000,000	0	122,507,221	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	453000246	75,000,000.00	75,000,000.00	251,000,000.00	11/24/14	(857,759.00)	(0.57180)	03/31/21	03/01/25	I/O
5	300801214	41,766,146.85	43,140,242.81	22,200,000.00	05/20/20	1,924,536.00	0.68190	12/31/19	03/01/20	279
Totals		116,766,146.85	118,140,242.81	273,200,000.00		1,066,777.00

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	453000246	LO	NY	05/29/20	1

11/24/2021: The loan is part of a $200MM debt package that includes 3 pari passu A notes totaling $155MM, a $20MM B note, and a $25MM mezz note. The loans transferred to Special Servicing on 6/1/20 due to imminent monetary default, the loan was due f

or the 5/1/20 payment and the borrower was disputing the master servicers use of the excess cash reserve which has been depleted. The loan is cash managed and in a trigger period. The loan is secured by the Hilton Garden

Inn W. 54th St, a 34 story s

elect service hotel with 401 rooms located in Midtown Manhattan. The borrower re-opened the hotel on 9/4/20. The borrower and noteholders continue to negotiate reinstatement terms but not agreement has been

	reached to date. A foreclosure complaint is			being drafted. A NOD has been sent to the borrower and cure right notice were sent to the sub debt holders pursuant to the ICAs.

5	300801214	LO	TX	02/04/20	13

11/24/2021 - Loan transferred to Special Servicing 2/4/2020 due to imminent maturity default. Property has since been severely impacted by decline in travel due to COVID-19 and the various stay at home and social distancing orders.

Forbearance agreem ent executed April, 2020, expired July, 2020; Borrower and special servicer were unable to reach long-term modification agreement thereafter. Receiver was appointed 10/9/20, and took over management of the hotel at that time. Receiver is working to s tabilize operations and increase market share within the comp set prior to disposition.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1442224	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/20	09/13/21
4	303591004	60,582,480.91	4.89000%	60,582,480.91	4.89000%	10	05/01/20	05/01/20	06/11/20
4	303591004	0.00	4.89000%	0.00	4.89000%	10	06/11/20	05/01/20	05/01/20
15	300801238	13,352,175.06	4.46400%	13,352,175.06	4.46400%	10	07/31/20	08/06/20	09/11/20
15	300801238	0.00	4.46400%	0.00	4.46400%	10	09/11/20	08/06/20	07/31/20
19	303591019	12,365,226.00	4.72000%	12,365,226.00	4.72000%	10	07/26/20	07/01/20	09/11/20
19	303591019	0.00	4.72000%	0.00	4.72000%	10	09/11/20	07/01/20	07/26/20
Totals		86,299,881.97		86,299,881.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	303591018 10/19/20	12,958,652.17	18,950,000.00	13,416,871.79	448,049.22	13,416,871.79	12,968,822.57	109.02	0.00	0.00	109.02	0.00%
23	303591024 06/15/18	13,049,755.97	4,100,000.00	4,188,425.12	2,442,840.21	4,188,425.12	1,745,584.91	11,304,171.06	0.00	530,307.42	10,773,863.64	81.15%
45	303591045 10/19/20	7,413,476.83	4,400,000.00	3,974,267.08	2,394,367.72	3,974,267.08	1,579,899.36	5,833,577.47	0.00	(15,182.50)	5,848,759.97	68.80%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,421,884.97	27,450,000.00	21,579,563.99	5,285,257.15	21,579,563.99	16,294,306.84	17,137,857.55	0.00	515,124.92	16,622,732.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	303591018	10/19/20	0.00	0.00	109.02	0.00	0.00	109.02	0.00	0.00	109.02
23	303591024	11/19/18	0.00	0.00	10,773,863.64	0.00	0.00	(95,596.60)	0.00	0.00	10,785,259.14
		10/17/18	0.00	0.00	10,880,855.74	0.00	0.00	11,395.50	0.00	0.00
		09/17/18	0.00	0.00	10,869,460.24	0.00	0.00	(6,710.82)	0.00	0.00
		08/17/18	0.00	0.00	10,876,171.06	0.00	0.00	(428,000.00)	0.00	0.00
		06/15/18	0.00	0.00	11,304,171.06	0.00	0.00	11,304,171.06	0.00	0.00
45	303591045	05/17/21	0.00	0.00	5,848,759.97	0.00	0.00	3,162.50	0.00	0.00	5,848,759.97
		01/15/21	0.00	0.00	5,845,597.47	0.00	0.00	12,020.00	0.00	0.00
		10/19/20	0.00	0.00	5,833,577.47	0.00	0.00	5,833,577.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,622,732.63	0.00	0.00	16,634,128.13	0.00	0.00	16,634,128.13

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	(434,021.36)	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	8,716.01	0.00	0.00	41,034.96	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,882.68	0.00	0.00	(392,986.40)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(380,103.72)

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31